Debt (Details Narrative Nine)		3 Months Ended	12 Months Ended
	Dec. 03, 2025 USD ($)	Mar. 31, 2026 Tradingday	Dec. 31, 2025	Feb. 05, 2024 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount				$ 4,500,000
Boot Capital [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 115,000
Proceeds from issuance of secured debt	100,000
Original issue discount	$ 15,000
Debt instrument, maturity date	Aug. 30, 2026
Interest rate	14.00%
Percentage of common stock shares convertible		4.99%	4.99%
Debt instrument, convertible terms		The Boot Capital Note becomes convertible at the Lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the note being converted in such conversion, plus (2) at the Lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note being converted through the conversion date, plus (3) at the Lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.	The Boot Capital Note becomes convertible at the Lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the note being converted in such conversion, plus (2) at the Lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note being converted through the conversion date, plus (3) at the Lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.
Thresold trading days | Tradingday		10